UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended   September 30, 2011
                                              ----------------------

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             GENERAL ATLANTIC LLC
           ------------------------------------
Address:          3 Pickwick Plaza
           ------------------------------------
                  Greenwich, CT  06830
           ------------------------------------


Form 13F File Number:        028-03473
                      ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Thomas J. Murphy
           ----------------------------------
Title:            Chief Financial Officer
           ----------------------------------
Phone:            (203) 629-8600
           ----------------------------------

Signature, Place, and Date of Signing:

     /s/ Thomas J. Murphy           Greenwich, CT          November 10, 2011
-----------------------------   ---------------------   ------------------------
          [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                           ----------------------------

Form 13F Information Table Entry Total:                10
                                           ----------------------------

Form 13F Information Table Value Total:            $2,548,211
                                           ----------------------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5            COLUMN 6   COLUMN 7           COLUMN 8
--------------------    --------  ----------   -------- ------------------------  ----------  -------- -----------------------------
                         TITLE                   VALUE    SHRS OR      SH/  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
    NAME OF ISSUER      OF CLASS    CUSIP      (X$1000)   PRN AMT      PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED       NONE
------------------------------------------------------------------------------------------------------------------------------------
DICE HOLDINGS            COM       253017107     66,891    8,553,825   SH           SOLE               8,553,825

EMDEON, INC.             COM       29084T104    922,989   49,121,313   SH           SOLE              49,121,313

FIRST REP BK SAN
FRAN CALI N              COM       33616C100    464,695   20,064,553   SH           SOLE              20,064,553

GENPACT                  COM       G3922B107    644,476   44,786,349   SH           SOLE              44,786,349

MERCADOLIBRE             COM       58733R102     33,451      622,346   SH           SOLE                 622,346

NET 1 UEPS
TECHNOLOGIES, INC        COM       64107N206     41,659    6,409,091   SH           SOLE               6,409,091

RENREN, INC.             ADR       759892102     68,882   13,506,225   SH           SOLE              13,506,225

SERVICESOURCE, INC.      COM       81763U100    146,469   11,087,740   SH           SOLE              11,087,740

SOUFUN HOLDINGS          ADR       836034108    156,598   15,382,931   SH           SOLE              15,382,931

VIMICRO CORPORATION      ADR       92718N109      2,101    1,500,934   SH           SOLE               1,500,934




                                       3